15. Intangible assets (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill
Additions	R$ 558	R$ 283
Finance lease	0	(41)
Intangible assets financing - Addition	(60)	0
Intangible assets financing - Payments	38	69
Total	R$ 536	R$ 311	R$ 279